Derivative Financial Instruments (Pretax Impact Of Cash Flow Hedge Derivative Instruments On The Consolidated Statements Of Income) (Details) (Cash Flow Hedge [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Derivative [Line Items]
Gain/(Loss) Recognized in OCI on Derivatives	$ (31)	$ 16	$ 4
Gain/(Loss) Reclassified from OCI to Earnings	(9)	(12)	25
Commodity Contracts [Member]
Derivative [Line Items]
Gain/(Loss) Recognized in OCI on Derivatives	(29)	24	(5)
Commodity Contracts [Member] | Cost of Sales [Member]
Derivative [Line Items]
Gain/(Loss) Reclassified from OCI to Earnings	(5)	(16)	25
Foreign Currency [Member]
Derivative [Line Items]
Gain/(Loss) Recognized in OCI on Derivatives	(2)	(8)	9
Foreign Currency [Member] | Other Income/Expense [Member]
Derivative [Line Items]
Gain/(Loss) Reclassified from OCI to Earnings	$ (4)	$ 4	$ 0